UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		May 11, 2010

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total: $262,755

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MGRS  SOLE    SHARED  NONE

Athenahealth Inc.                   COM  04685W103    $9,451   258,518 SH      SOLE               258,518      0     0
Brinks Co                           COM   109696104  $16,035   568,000 SH      SOLE               568,000      0     0
Burger King Hldgs Inc               COM   121208201   $4,571   215,000 SH      SOLE               215,000      0     0
CVS Corp                            COM   126650100  $10,997   300,800 SH      SOLE               300,800      0     0
Family Dollar Stores                COM   307000109   $4,873   133,100 SH      SOLE               133,100      0     0
Forestar Group Inc                  COM  14159U202   $15,517   821,884 SH      SOLE               821,884      0     0
General Mls Inc                     COM   370334104   $4,927    69,600 SH      SOLE                69,600      0     0
HJ Heinz Co                         COM   423074103     $981    21,500 SH      SOLE                21,500      0     0
Kellogg Co                          COM   487836108     $240     4,500 SH      SOLE                 4,500      0     0
Kraft Foods Inc-A                   CLA  50075N104    $6,087   201,300 SH      SOLE               201,300      0     0
Lowes Cos Inc                       COM   548661107  $19,521   805,307 SH      SOLE               805,307      0     0
Mastercard Incorporated             CLA  57636Q104   $28,097   110,620 SH      SOLE               110,620      0     0
McDonalds Corp                      COM   580135101   $4,190    62,800 SH      SOLE                62,800      0     0
Medassets Inc                       COM   584045108   $5,685   270,700 SH      SOLE               270,700      0     0
Middleby Corp                       COM   596278101  $10,973   190,544 SH      SOLE               190,544      0     0
Petsmart Inc                        COM   716768106  $20,168   631,051 SH      SOLE               631,051      0     0
Procter & Gamble Co                 COM   742718109      $13       200 SH      SOLE                   200      0     0
Smucker J M Co                      COM   832696405   $4,441    73,700 SH      SOLE                73,700      0     0
Staples Inc                         COM   855030102  $20,062   857,080 SH      SOLE               857,080      0     0
Sysco Corp                          COM   871829107   $3,304   112,000 SH      SOLE               112,000      0     0
Target Corp                         COM  87612E106   $27,789   528,300 SH      SOLE               528,300      0     0
Titan Machy Inc                     COM  88830R101    $5,875   429,163 SH      SOLE               429,163      0     0
Treehouse Foods Inc                 COM  89469A104    $6,971   158,900 SH      SOLE               158,900      0     0
United Stationers Inc               COM   913004107   $9,093   154,506 SH      SOLE               154,506      0     0
Wal Mart Stores Inc                 COM   931142102   $4,531    81,500 SH      SOLE                81,500      0     0
Walgreen Co                         COM   931422109   $8,646   233,100 SH      SOLE               233,100      0     0
YUM Brands Inc                      COM   988498101   $9,717   253,500 SH      SOLE               253,500      0     0

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